Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2015
Oil and Gas Properties
Schedule of net capitalized costs related to oil and gas producing activities

The net capitalized costs related to the Company’s oil and gas producing activities were as follows (in thousands):

	As of December 31,
	2015	2014
Proved oil and gas properties	$1,128,022	$594,847
Unproved oil and gas properties(1)	374,194	405,632
Wells in progress(2)	59,416	41,160
Total capitalized costs(3)	$1,561,632	$1,041,639
Accumulated depletion, depreciation and amortization	(181,382)	(33,896)
Net capitalized costs	$1,380,250	$1,007,743

(1)Unproved oil and gas properties represent unevaluated costs the Company excludes from the amortization base until proved reserves are established or impairment is determined. The Company estimates that the remaining costs will be evaluated within 3 to 5 years.

(2)Costs from wells in progress are excluded from the amortization base until production commences.

(3)Includes interest capitalized of $8.2 million and $2.9 million at December 31, 2015 and 2014, respectively.

Schedule of net costs incurred in oil and gas property acquisition, exploration and development activities

The following table presents information regarding the Company’s net costs incurred in oil and gas property acquisition, exploration and development activities (in thousands):

	For the Years Ended
	December 31, 2015	December 31, 2014
	(unaudited)
Property acquisition costs:
Proved	$80,952	$378,243
Unproved	120,651	424,313
Exploration costs(1)	19,584	126
Development costs	337,968	212,442
Total	$559,155	$1,015,124
Total excluding asset retirement obligations	$523,531	$1,008,347

(1)Exploration costs do not include impairment and abandonment costs of unproved properties, which are included in the line item exploration expenses in the statements of operations.